PREPAID EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES
Incremental costs (costumers contracts)	R$ 480,909	R$ 330,919
Advertising and publicity	275,083	249,433
Rental	61,559	184,248
Software and networks maintenance	80,151	33,863
Financial charges	22,175	30,521
Personal		30,135
Insurance	15,503	20,459
Satellites and links (1)	102,851
Taxes and other	16,046	27,007
Total	1,054,277	906,585
Current	859,766	686,503
Non-current	R$ 194,511	R$ 220,082
Maximum duration for contracts signed for the provision of infrastructure, equipment and links for satellite communication	5 years